UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                September 30, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [X] is a restatement.
                                                  [ ] adds new holdings entries.

Name:         John Hancock Life Insurance Company (U.S.A.)
Address:      601 Congress Street
              Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Maureen Milet
Title:        Vice President & Chief Compliance Officer-Investments
Phone:        (617) 572-0203




              Maureen Milet            Boston, MA              February 25, 2013
              -------------            ----------              -----------------
              [Signature]              [City, State]                      [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       10

Form 13F Information Table Value Total:                   US $43,853 (thousands)


List of Other Included Managers:

No.           Form 13F File Number          Name
1             028-11519                     Manulife Financial Corporation

                                                                                                              VOTING AUTHORITY
                                         CUSIP      Value    Shares or   SH/   Put/  Investment  Other
Name of Issuer          Title of Class   Number     (x$1000) Prn Amount  PRN   Call  Discretion  Manager  SOLE      SHARED  NONE
ALLIED HEALTHCARE       COM              01923A109   2,012     716,080   SH          DEFINED     1          716,080 0       0
  INTERNATNL INC
AMR CORP                COM              001765106     503      63,160   SH          DEFINED     1           63,160 0       0
DELTA AIRLINES INC      COM              247361702  14,125   1,576,400   SH          DEFINED     1        1,576,400 0       0
ENERPLUS RESOURCES      COM              29274D604   6,971     304,552   SH          DEFINED     1          304,552 0       0
  FUND
METROPCS                COM              591708102   6,111     653,564   SH          DEFINED     1          653,564 0       0
  COMMUNICATIONS INC
NAVISTAR INT CORP       COM              63934E108   1,197      31,997   SH          DEFINED     1           31,997 0       0
PORTLAND GENERAL        COM              736508847   3,864     195,945   SH          DEFINED     1          195,945 0       0
  ELECTRIC CO
RANGE RESOURCES CORP    COM              75281A109   5,492     111,400   SH          DEFINED     1          111,400 0       0
UAL CORP                COM              902549807   3,409     370,540   SH          DEFINED     1          370,540 0       0
US AIRWAYS GROUP INC    COM              90341W108     168      35,765   SH          DEFINED     1           35,765 0       0